Significant transactions (Details) € in Millions														1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 06, 2020 USD ($)	Nov. 23, 2019 USD ($)	Nov. 11, 2019 USD ($)	Nov. 11, 2019 EUR (€)	Jul. 01, 2019 USD ($)	May 07, 2019 USD ($)	Apr. 08, 2019 USD ($)	Dec. 21, 2018 USD ($)	May 15, 2018 USD ($)	Mar. 27, 2018 USD ($)	Jan. 22, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 SFr / shares	Jan. 31, 2020 EUR (€)	Nov. 11, 2019 EUR (€)	Apr. 09, 2019 USD ($)	Mar. 06, 2019 USD ($)	Sep. 06, 2018 USD ($)	Apr. 06, 2018 USD ($)	Oct. 30, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)																$ 10,173,000,000	$ 4,124,000,000	$ 13,946,000,000
Profit (loss) from discontinued operations																	4,590,000,000	(186,000,000)
Par value per share | SFr / shares																			SFr 0.50
Deferred tax liability (asset)																(792,000,000)	(2,042,000,000)	(1,224,000,000)
Intangible assets other than goodwill																36,809,000,000	28,787,000,000
Revenue from sale of goods																48,659,000,000	47,498,000,000	44,833,000,000
Borrowings																28,531,000,000	22,355,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net									$ 4,691,000,000								4,691,000,000
Alcon [member]
Disclosure of detailed information about business combination [line items]
Decrease of distribution liability									$ 3,000,000,000
Percentage of equity interest shares received									4.70%
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill																$ 3,233,000,000
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, divestment-date fair value																								$ 800,000,000
Depreciation, property, plant and equipment														$ 38,000,000
Amortisation, intangible assets other than goodwill														102,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill														$ (42,000,000)
Advanced Accelerator Applications (AAA)
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents													$ (3,900,000,000)
Identifiable assets acquired (liabilities assumed)													1,900,000,000
Additional recognition, goodwill													2,000,000,000
Revenue of acquiree since acquisition date													400,000,000
Revenue of acquiree full year													$ 400,000,000
Percentage of Share capital in tender offer																										100.00%
Cash offer per ordinary share																										$ 41
Cash offer per ADS																										$ 82
Number of ordinary share per ADS																										2
Value of equity																										$ 3,900,000,000
Percentage of share capital tendered at the expiration of the tender offer													97.00%
Deferred tax liability (asset)													$ 600,000,000
Intangible assets other than goodwill													$ 2,500,000,000
Total percentage of share capital tendered after the subsequent offering period of the tender offer													98.70%
Percentage of share capital tendered at the subsequent offering period of the tender offer													1.80%
Consideration paid for share capital tendered at the subsequent offering period of the tender offer													$ 60,000,000
Proportion of ownership interest in subsidiary																99.20%
Aspen Global Incorporated | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 324,000,000																			€ 294.0
Portion of consideration paid (received) consisting of cash and cash equivalents	(273,000,000)	€ (247.0)			$ (336,000,000)	€ (300.0)
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(303,000,000)	(274.0)
Contingent liabilities recognised as of acquisition date	51,000,000				$ 112,000,000															€ 47.0	€ 100.0
Identifiable assets acquired (liabilities assumed)	238,000,000
Additional recognition, goodwill	86,000,000
Other net assets	26,000,000
Deferred tax liability (asset)	16,000,000
Intangible assets other than goodwill	196,000,000
Potential milestone maximum payments	77,000,000	70.0
Customary purchase price adjustment	$ 30,000,000	€ 27.0
The Medicines Company | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 9,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents				$ (9,600,000,000)
Identifiable assets acquired (liabilities assumed)			7,100,000,000
Additional recognition, goodwill			2,500,000,000
Cash offer per ordinary share				$ 85.0
Deferred tax liability (asset)			1,400,000,000
Intangible assets other than goodwill			$ 8,500,000,000
AveXis, Inc.
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents											$ (8,700,000,000)
Identifiable assets acquired (liabilities assumed)											7,200,000,000
Additional recognition, goodwill											1,500,000,000
Cash offer per ordinary share																									$ 218
Other net assets											300,000,000
Deferred tax liability (asset)											1,600,000,000
Intangible assets other than goodwill											$ 8,500,000,000
Endocyte
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 2,100,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents										(2,100,000,000)
Identifiable assets acquired (liabilities assumed)										1,500,000,000
Additional recognition, goodwill										600,000,000
Cash offer per ordinary share										24
Other net assets										300,000,000
Deferred tax liability (asset)										300,000,000
Intangible assets other than goodwill										$ 1,500,000,000
GSK Consumer Healthcare
Disclosure of detailed information about business combination [line items]
Divested interest in associate												36.50%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations												$ 12,994,000,000
Pre tax profit (loss) from divestment of business												$ 5,800,000,000
Takeda Pharmaceutical Company Limited | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 3,700,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents							(3,500,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment							(3,400,000,000)
Contingent liabilities recognised as of acquisition date							200,000,000
Identifiable assets acquired (liabilities assumed)							3,600,000,000
Additional recognition, goodwill							100,000,000
Revenue of acquiree since acquisition date							200,000,000
Revenue of acquiree full year							300,000,000
Intangible assets other than goodwill							3,600,000,000
Potential milestone maximum payments							1,900,000,000
Customary purchase price adjustment							$ 100,000,000
IFM Tre, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 361,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents								(285,000,000)
Contingent liabilities recognised as of acquisition date								76,000,000
Identifiable assets acquired (liabilities assumed)								355,000,000
Additional recognition, goodwill								$ 39,000,000
Divested interest in associate								9.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date								$ 33,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								$ 14,000,000
Percentage of voting equity interests acquired								91.00%
Continuing operations
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)																		13,660,000,000
Discontinued operations
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations																	4,590,000,000	(186,000,000)
Deferred tax liability (asset)																		(858,000,000)
Intangible assets other than goodwill									$ 11,121,000,000
Revenue from sale of goods																	1,809,000,000	$ 7,153,000,000
Dividend in kind distribution liability									23,434,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed									3,409,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net																	$ 4,691,000,000
Discontinued operations | Alcon [member]
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances									$ (3,100,000,000)
Other borrowings																							$ 3,200,000,000
Dividend in kind distribution liability															$ 26,400,000,000
Borrowings																							3,500,000,000
Net assets liabilities															23,100,000,000
Financial assets, at fair value																						$ 1,300,000,000
Additional borrowings																							300,000,000
Discontinued operations | Alcon [member] | Borrowings, USD [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																							2,800,000,000
Discontinued operations | Alcon [member] | Borrowings, EUR [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																							$ 400,000,000
Discontinued operations | PowerVision, Inc. | Alcon [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value															424,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents															(289,000,000)
Contingent liabilities recognised as of acquisition date															135,000,000
Identifiable assets acquired (liabilities assumed)															418,000,000
Additional recognition, goodwill															6,000,000
Other net assets															6,000,000
Deferred tax liability (asset)															93,000,000
Intangible assets other than goodwill															$ 505,000,000
Subsidiaries [member] | The Medicines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary																100.00%